Loans and Allowance for Credit Losses, Loans by Delinquency Status, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	$ 11,858		$ 14,380
By delinquency status:
Loans	967,604	[1]	916,559	[1]	$ 862,551	$ 822,286	$ 798,351
Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	10,883		13,373
Student Loans, Government Guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	3		26
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	908		867
By delinquency status:
Loans	461,068		459,976		447,725	445,196	438,537
Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	$ 275,579		$ 273,869		265,386	258,507	249,912
Financing Receivables Equal To Or Greater Than 180 Days Past Due Percentage Of Portfolio	0.60%		1.30%
Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	$ 46,237		$ 53,004		59,717	65,950	75,503
Credit Card [Member]
By delinquency status:
Loans	36,700		34,039		31,119	26,882	24,651
Automobile Loan [Member]
By delinquency status:
Loans	62,286		59,966		55,740	50,808	45,998
Other revolving credit and installment [Member]
By delinquency status:
Loans	40,266		39,098		$ 35,763	$ 43,049	$ 42,473
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	445,014		440,717
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	259,561		254,679
Financing Receivable, Recorded Investment, Equal to Greater Than 180 Days Past Due and Still Accruing	1,700		3,400
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	46,201		52,935
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	36,700		34,039
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
By delinquency status:
Loans	62,286		59,966
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	40,266		39,098
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	420,477		407,374
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	239,061		225,195
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	45,238		51,778
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	35,773		33,208
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
By delinquency status:
Loans	60,572		58,503
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	39,833		38,690
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	3,914		3,950
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	1,904		2,072
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	296		325
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	275		257
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
By delinquency status:
Loans	1,262		1,121
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	177		175
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	1,501		1,542
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	700		821
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	160		184
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	200		177
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
By delinquency status:
Loans	330		253
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	111		107
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
By delinquency status:
Loans	10,100		12,400
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	3,500		5,500
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	787		832
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	307		402
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	102		110
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	169		150
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
By delinquency status:
Loans	116		84
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	93		86
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	745		876
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	323		460
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	108		145
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	279		246
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
By delinquency status:
Loans	5		4
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	30		21
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	1,985		3,790
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	1,661		3,376
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	297		393
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	4		1
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
By delinquency status:
Loans	1		1
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	22		19
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	15,605		22,353
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	15,605		22,353
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile Loan [Member]
By delinquency status:
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	0		0
PCI Loans Carrying Value [Member]
By delinquency status:
Total PCI loans (carrying value)	16,731		19,971
PCI Loans Carrying Value [Member] | Total Consumer [Member]
By delinquency status:
Total PCI loans (carrying value)	16,054		19,259					$ 40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	16,018		19,190
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	36		69
PCI Loans Carrying Value [Member] | Credit Card [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Automobile Loan [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Other revolving credit and installment [Member]
By delinquency status:
Total PCI loans (carrying value)	$ 0		$ 0

[1]	(2)Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.